Shareholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' Equity (Deficit) [Abstract]
Schedule of Fair Value of the Warrants Granted
4.

The 62,500 warrants that were granted to the underwriter, were classified as equity in accordance with ASC 815-40, as they are indexed to the Company’s own stock and meet all equity classification criteria. Accordingly, the warrants were recorded within shareholders’ equity and are not subsequently remeasured. The fair value of the warrants granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2025

Risk-free interest rate	3.72%
Expected volatility (*)	81.71%
Dividend yield	-
Contractual life (in years)	5
Exercise price	$10

(*) Volatility was estimated based on the volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations.

The fair value of the warrants granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2025

Risk-free interest rate	3.59%
Expected volatility (*)	79.85%
Dividend yield	-
Contractual life (in years)	3
Exercise price	$5

(*) Volatility was estimated based on the volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations.

Schedule of Company’s Options Activity

The following table summarizes the Company’s share options activity during the year ended December 31, 2025:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual terms (in years)

Outstanding as of December 31, 2024	79,290	$1.46	3

Grants	662,004	0.001	10

Outstanding as of December 31, 2025	741,294	$0.16	8.6

Vested and expected to vest as of December 31, 2025	741,294	$0.16	8.6

Exercisable as of December 31, 2025	741,294	$0.16	8.6

Schedule of of Assumptions used in Black-Scholes Option Pricing Model

The fair value of the share options granted was estimated using the Black-Scholes option pricing model using the following range assumptions:

Description	2025

Risk-free interest rate	(*)
Expected volatility	(*)
Dividend yield	-
Discount for lack of marketability	(**)
Expected term (in years)	10
Exercise price (in NIS)	0.004

(*) Since the exercise price is effectively zero, volatility, expected life, and the risk-free interest rate have no impact on the share option’s fair value.

(**) Discount for lack of marketability – an estimated 0.41 years to IPO is reflected as a discount for lack of marketability estimated using the Finnerty model